UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment (  ); Amendment Number: ______________

This Amendment (Check only one.): (  ) is a restatement.
                                  (  ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TIFF Advisory Services, Inc.
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Address: Four Tower Bridge, 200 Barr Harbor Drive, Suite 100
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         West Conshohocken, PA 19428
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Form 13F File Number: 028-11995
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Christian A. Szautner
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Title:   Chief Compliance Officer, TIFF Advisory Services, Inc.
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Phone:   610-684-8017
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Signature, Place, and Date of Signing:

/s/ Christian A. Szautner        West Conshohocken, PA          February 8, 2013
-------------------------        ---------------------          ----------------
(Signature)                      (City, State)                  (Date)

Report Type (Check only one.):

( ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

(X) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number      Name

28-05508                  AJO, LP

28-04097                  Shapiro Capital Management LLC

28-11450                  Mondrian Investment Partners Limited

28-03743                  Marathon Asset Management, LLP

28-04557                  Wellington Management Company, LLP

28-13826                  Brookfield Investment Management Inc.

28-01399                  Southeastern Asset Management, Inc.

28-11089                  Lansdowne Partners Limited Partnership


                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     113

Form 13F Information Table Value Total (in thousands):    $211,827


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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ITEM 1:                          ITEM 2:           ITEM 3:   ITEM 4:    ITEM 5:      ITEM 6:            ITEM 7:   ITEM 8:
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                                                                                     INVESTMENT
                                                                                     DISCRETION         MANAGERS  VOTING AUTH.
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                                                             MARKET     SHARES OR         (B)     (C)
                                                             VALUE (IN  PRINCIPAL    (A)  SHARED  SHARED          (A)   (B)    (C)
NAME OF ISSUER                   TITLE OF CLASS    CUSIP     THOUSANDS) AMT.         SOLE DEFINED OTHER           SOLE  SHARED NONE
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
AETNA INC NEW                    COM               00817Y108       162      3,500 SH   X                         3,500
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ALCATEL-LUCENT                   SPONSORED ADR     013904305        21     15,200 SH   X                        15,200
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ALLIANCE DATA SYSTEMS CORP       COM               018581108     1,202      8,300 SH   X                         8,300
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ALTRIA GROUP INC                 COM               02209S103       449     14,300 SH   X                        14,300
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AMAZON COM INC                   COM               023135106     4,571     18,200 SH   X                        18,200
------------------------------------------------------------------------------------------------------------- ----------------------
AMERICA MOVIL SAB DE CV          SPON ADR L SHS    02364W105       456     19,700 SH   X                        19,700
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AMERICAN EXPRESS CO              COM               025816109     1,259     21,900 SH   X                        21,900
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AMERICAN INTL GROUP INC          COM NEW           026874784     2,591     73,400 SH   X                        73,400
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AMERIPRISE FINL INC              COM               03076C106        44        700 SH   X                           700
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AOL INC                          COM               00184X105        68      2,300 SH   X                         2,300
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APPLE INC                        COM               037833100     5,117      9,600 SH   X                         9,600
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BAKER HUGHES INC                 COM               057224107        57      1,400 SH   X                         1,400
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BANCO SANTANDER SA               ADR               05964H105        19      2,360 SH   X                         2,360
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BANK MONTREAL QUE                COM               063671101       539      8,800 SH   X                         8,800
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BANK OF AMERICA CORPORATION      COM               060505104     2,648    228,300 SH   X                       228,300
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BCE INC                          PUT               05534B950       686     16,000 SH   X                        16,000
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BERKSHIRE HATHAWAY INC DEL       CL B NEW          084670702     2,655     29,600 SH   X                        29,600
------------------------------------------------------------------------------------------------------------------------------------
BRISTOL MYERS SQUIBB CO          COM               110122108       248      7,600 SH   X                         7,600
------------------------------------------------------------------------------------------------------------------------------------
CABLEVISION SYS CORP             CL A NY CABLVS    12686C109     1,428     95,600 SH   X                        95,600
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CBRE GROUP INC                   CL A              12504L109     1,674     84,100 SH   X                        84,100
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CBS CORP NEW                     CL A              124857103       391     10,300 SH   X                        10,300
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CBS CORP NEW                     CL B              124857202     1,195     31,400 SH   X                        31,400
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CEMEX SAB DE CV                  SPON ADR NEW      151290889       332     33,600 SH   X                        33,600
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CIT GROUP INC                    COM NEW           125581801       781     20,200 SH   X                        20,200
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CITIGROUP INC                    COM NEW           172967424     1,824     46,100 SH   X                        46,100
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COGNIZANT TECHNOLOGY SOLUTIO     CL A              192446102        52        700 SH   X                           700
------------------------------------------------------------------------------------------------------------------------------------
COSTCO WHSL CORP NEW             COM               22160K105     4,217     42,700 SH   X                        42,700
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DELL INC                         COM               24702R101        31      3,100 SH   X                         3,100
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DELTA AIR LINES INC DEL          COM NEW           247361702       180     15,200 SH   X                        15,200
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DEVON ENERGY CORP NEW            COM               25179M103        21        400 SH   X                           400
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DIRECTV                          COM               25490A309       532     10,600 SH   X                        10,600
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DISCOVERY COMMUNICATNS NEW       COM SER A         25470F104        95      1,500 SH   X                         1,500
------------------------------------------------------------------------------------------------------------------------------------
DISCOVERY COMMUNICATNS NEW       COM SER C         25470F302        53        900 SH   X                           900
------------------------------------------------------------------------------------------------------------------------------------
DST SYS INC DEL                  COM               233326107       691     11,400 SH   X                        11,400
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EBAY INC                         COM               278642103     1,582     31,000 SH   X                        31,000
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EMBRAER S A                      SP ADR REP 4 COM  29082A107       168      5,900 SH   X                         5,900
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EXCO RESOURCES INC               COM               269279402        26      3,900 SH   X                         3,900
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EXPEDITORS INTL WASH INC         COM               302130109       265      6,700 SH   X                         6,700
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EXXON MOBIL CORP                 COM               30231G102    14,514    167,700 SH   X                       167,700
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FEDERATED INVS INC PA            CL B              314211103       223     11,000 SH   X                        11,000
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FIRST REP BK SAN FRANCISCO C     COM               33616C100        36      1,100 SH   X                         1,100
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FOMENTO ECONOMICO MEXICANO S     SPON ADR UNITS    344419106       121      1,200 SH   X                         1,200
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FORD MTR CO DEL                  COM PAR $0.01     345370860     1,404    108,400 SH   X                       108,400
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GARTNER INC                      COM               366651107     1,887     41,000 SH   X                        41,000
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GENERAL ELECTRIC CO              COM               369604103       646     30,800 SH   X                        30,800
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GIANT INTERACTIVE GROUP INC      ADR               374511103        57     10,600 SH   X                        10,600
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GOOGLE INC                       CL A              38259P508     1,348      1,900 SH   X                         1,900
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HALLIBURTON CO                   COM               406216101       121      3,500 SH   X                         3,500
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HEALTH MGMT ASSOC INC NEW        CL A              421933102       197     21,100 SH   X                        21,100
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HEWLETT PACKARD CO               COM               428236103        83      5,800 SH   X                         5,800
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HUNT J B TRANS SVCS INC          COM               445658107       149      2,500 SH   X                         2,500
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HUNTINGTON BANCSHARES INC        COM               446150104       935    146,300 SH   X                       146,300
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INFOSYS LTD                      SPONSORED ADR     456788108        42      1,000 SH   X                         1,000
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INTERNATIONAL BUSINESS MACHS     COM               459200101       268      1,399 SH   X                         1,399
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iSHARES TRUST                    MSCI Emerging     464287234     2,621     59,100 SH      X                                   59,100
                                 Markets Index
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JOHNSON & JOHNSON                COM               478160104     7,234    103,200 SH   X                       103,200
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JPMORGAN CHASE & CO              COM               46625H100       295      6,700 SH   X                         6,700
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KANSAS CITY SOUTHERN             COM NEW           485170302     2,446     29,300 SH   X                        29,300
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KROGER CO                        COM               501044101     1,103     42,400 SH   X                        42,400
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LAUDER ESTEE COS INC             CL A              518439104     1,862     31,100 SH   X                        31,100
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LAZARD LTD                       SHS A             G54050102     1,468     49,200 SH   X                        49,200
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LEGG MASON INC                   COM               524901105     1,291     50,200 SH   X                        50,200
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LEVEL 3 COMMUNICATIONS INC       COM NEW           52729N308       532     23,000 SH   X                        23,000
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LIBERTY GLOBAL INC               COM SER A         530555101     3,905     62,000 SH   X                        62,000
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LIBERTY GLOBAL INC               COM SER C         530555309     2,444     41,600 SH   X                        41,600
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LIBERTY INTERACTIVE CORP         LBT VENT COM A    53071M880        36        524 SH   X                           524
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LIBERTY INTERACTIVE CORP         INT COM SER A     53071M104       618     31,400 SH   X                        31,400
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LSI CORPORATION                  COM               502161102       926    130,800 SH   X                       130,800
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LUXOTTICA GROUP S P A            SPONSORED ADR     55068R202       219      5,300 SH   X                         5,300
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M & T BK CORP                    COM               55261F104       571      5,800 SH   X                         5,800
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MERCK & CO INC NEW               COM               58933Y105       115      2,800 SH   X                         2,800
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MGM RESORTS INTERNATIONAL        COM               552953101       885     76,000 SH   X                        76,000
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MICROSOFT CORP                   COM               594918104     3,464    129,600 SH   X                       129,600
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MINDRAY MEDICAL INTL LTD         SPON ADR          602675100       170      5,200 SH   X                         5,200
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MONSANTO CO NEW                  COM               61166W101     1,098     11,600 SH   X                        11,600
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MOODYS CORP                      COM               615369105       257      5,100 SH   X                         5,100
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NETEASE INC                      SPONSORED ADR     64110W102       106      2,500 SH   X                         2,500
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NII HLDGS INC                    CL B NEW          62913F201       183     25,700 SH   X                        25,700
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NORFOLK SOUTHERN CORP            COM               655844108        37        600 SH   X                           600
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NORTHROP GRUMMAN CORP            COM               666807102       209      3,100 SH   X                         3,100
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PETROLEO BRASILEIRO SA PETRO     SPONSORED ADR     71654V408     1,421     73,000 SH   X                        73,000
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PHILIP MORRIS INTL INC           COM               718172109     1,062     12,700 SH   X                        12,700
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PITNEY BOWES INC                 COM               724479100        34      3,200 SH   X                         3,200
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PRICELINE COM INC                COM NEW           741503403     1,926      3,100 SH   X                         3,100
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PRICESMART INC                   COM               741511109        77      1,000 SH   X                         1,000
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PRINCIPAL FINL GROUP INC         COM               74251V102        71      2,500 SH   X                         2,500
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PROCTER & GAMBLE CO              COM               742718109       638      9,400 SH   X                         9,400
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RAYTHEON CO                      COM NEW           755111507       553      9,600 SH   X                         9,600
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REGIONS FINL CORP NEW            COM               7591EP100       684     96,000 SH   X                        96,000
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SAPIENT CORP                     COM               803062108       517     49,000 SH   X                        49,000
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SCOTTS MIRACLE GRO CO            CL A              810186106       670     15,200 SH   X                        15,200
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SEAGATE TECHNOLOGY PLC           SHS               G7945M107        58      1,900 SH   X                         1,900
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SHERWIN WILLIAMS CO              COM               824348106       108        700 SH   X                           700
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SL GREEN RLTY CORP               COM               78440X101     2,177     28,400 SH   X                        28,400
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SUPERVALU INC                    COM               868536103         5      2,000 SH   X                         2,000
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TAIWAN SEMICONDUCTOR MFG LTD     SPONSORED ADR     874039100       245     14,300 SH   X                        14,300
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TD AMERITRADE HLDG CORP          COM               87236Y108        42      2,500 SH   X                         2,500
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TEVA PHARMACEUTICAL INDS LTD     ADR               881624209        78      2,100 SH   X                         2,100
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TIME WARNER INC                  COM NEW           887317303       847     17,700 SH   X                        17,700
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TOWERS WATSON & CO               CL A              891894107       326      5,799 SH   X                         5,799
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UNITED STATES STL CORP NEW       COM               912909108        41      1,700 SH   X                         1,700
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VANGUARD INTL EQUITY INDEX FUNDS MSCI Emerging     922042858    51,165  1,149,000 SH   X                     1,149,000
                                 Markets ETF
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VANGUARD INTL EQUITY INDEX FUNDS FTSE All-World    922042775     4,575    100,000 SH   X                       100,000
                                 ex-US ETF
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VANGUARD INTL EQUITY INDEX FUNDS MSCI Emerging     922042858    32,685    734,000 SH      X                                  734,000
                                 Markets ETF
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VANGUARD INTL EQUITY INDEX FUNDS Total World Stock 922042742    14,811    300,000 SH      X                                  300,000
                                 ETF
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VINA CONCHA Y TORO S A           SPONSORED ADR     927191106        69      1,800 SH   X                         1,800
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VORNADO RLTY TR                  SH BEN INT        929042109        40        500 SH   X                           500
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WELLPOINT INC                    COM               94973V107     1,468     24,100 SH   X                        24,100
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WESTERN DIGITAL CORP             COM               958102105       433     10,200 SH   X                        10,200
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WILLIAMS PARTNERS L P            COM UNIT L P      96950F104        34        700 SH   X                           700
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XEROX CORP                       COM               984121103       264     38,700 SH   X                        38,700
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YUM BRANDS INC                   COM               988498101       166      2,500 SH   X                         2,500
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ZIONS BANCORPORATION             COM               989701107        81      3,800 SH   X                         3,800
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